Share capital and reserves (Details Narrative)	Jun. 08, 2022 USD ($) $ / shares shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 € / shares shares	Feb. 10, 2022 GBP (£) shares	Jan. 10, 2022 GBP (£) shares	Jun. 30, 2022 shares	[1]	Dec. 31, 2021 shares	[1]	Aug. 25, 2020 shares
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares			63,280	63,280	63,280		791,278		390,952		15,891
Fair value of the shares issued value | £						£ 3,800,000
Exercise price | € / shares				€ 4.25
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares	230,000	230,000	63,280	63,280	63,280
Proceeds from issue of ordinary shares | £					£ 31,640
Number of warrants to purchase			126,560	126,560	126,560
Proceeds from exercise of warrants			$ 13,447,012		£ 9,900,000
Funding costs			$ 3,000,000.0		£ 2,200,000
Proceeds of offering expenses	$ 4,600,000	£ 3,656,598
Offering expenses before deductions	$ 780,000	£ 620,032
American depositary shares [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares			82,353	82,353	82,353
Proceeds from issue of ordinary shares | £					£ 41,176
Number of warrants to purchase			189,412	189,412	189,412
Proceeds from exercise of warrants			$ 17,500,000		£ 12,800,000
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares			63,280	63,280	63,280
Ordinary share [member] | Initial offering public [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares			82,353	82,353	82,353
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Issuance of ordinary shares			63,280	63,280	63,280	24,693
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 4.25

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.